OPERATING LEASE ASSETS	12 Months Ended
Dec. 31, 2025
OPERATING LEASE ASSETS
OPERATING LEASE ASSETS

NOTE 13 – OPERATING LEASE ASSETS

			Change
	12/31/2025	12/31/2024	$	%

Right-of-use (“ROU”) assets	603,942	603,942	-	0,00%
(-) Depreciation	(603,942)	(434,997)	(168,945)	38.84%
	-	168,945	(168,945)	100.00%

BRB leases floors of operation buildings, warehouses and vehicles, in general, lease contracts are made from fixed 1-year to 4-year periods, however, they may have extension options,

The right-of-use asset is subsequently depreciated on a straight-line basis from the date of inception of the lease to the end of the lease term.

The Company worked out the operating leasing, right-of-use assets for all leasing contratc and for the amount recorded of net present value were used the discount rate of 10%, The main contract is related to leasing held by the Company as of December 31, 2025, were as following:

12/31/2025
	Non-Current Assets	Current Liabilities	Non- Current Liabilities
Energy Group	-	12,000	-
HSTONES	-	4,987	-
PFZ	-	70,486	-
ARBROS MATRIZ	-	47,107	-
TOTAL	-	190,134	-

12/31/2024
	Non-Current Assets	Current Liabilities	Non- Current Liabilities
Energy Group	43,675	10,308	-
HSTONES	12,193	4,283	-
PFZ	-	60,541	53,358
ARBROS MATRIZ	113,077	40,460	-
TOTAL	168,945	115,592	53,358